Other Payables and Other Liabilities	12 Months Ended
Dec. 31, 2023
Other Payables And Other Liabilities [Abstract]
Other payables and other liabilities
26.
Other payables and other liabilities

	As at December 31,
	2022	2023
	RMB’million	RMB’million
Included in non-current liabilities
Deferred income	6	-
	6	-
Included in current liabilities
Accrued expenses (note)	2,825	2,670
Advances from customers	111	88
Investment payables	40	20
Other tax liabilities	194	208
Deferred income	28	109
Other deposits	101	75
Payable for acquisition of land use right	526	-
Payable for construction in progress	10	52
Others	187	250
	4,022	3,472

Note: Accrued expenses mainly comprise payroll and welfare, advertising and marketing, short-term lease rental and other operating expenses.